Other Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Long Term Assets

Other long term assets consist of the following:

	December 31, 2012	December 31, 2011
Investment in subsidiaries	$100	$100
Other receivables	7,102	4,135
Security deposits	6,597	6,597
Licenses	10,000	10,000

Total other assets	$23,799	$20,832